Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 25, 2021
Registrant Name	dei_EntityRegistrantName	INVESTMENT MANAGERS SERIES TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001318342
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 10, 2021
Document Effective Date	dei_DocumentEffectiveDate	Aug. 10, 2021
Prospectus Date	rr_ProspectusDate	Jun. 30, 2021
WCM Sustainable Developing World Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

WCM Sustainable Developing World Fund

(Investor Class Shares – Ticker Symbol: WCMUX)

(Institutional Class Shares – Ticker Symbol: WCMDX)

WCM Sustainable International Fund

(Investor Class Shares – Ticker Symbol: WESGX)

(Institutional Class Shares – Ticker Symbol: WCMMX)

Each a series of Investment Managers Series Trust

Supplement dated August 10, 2021 to the

Prospectus and Statement of Additional Information (“SAI”), each dated June 30, 2021.

Effective immediately, the following changes are made to the principal investment strategies for the WCM Sustainable Developing World Fund and WCM Sustainable International Fund (each, a “Fund”).

WCM Sustainable Developing World Fund

The first two paragraphs under the heading entitled “Principal Investment Strategies – Summary Section” on page 2 of the Prospectus are deleted in their entirety and replaced with the following:

Under normal market conditions, the Fund invests at least 80% of its net assets (including amounts borrowed for investment purposes) in equity securities of companies located in developing countries. In determining whether a country is a developing country, the Fund’s investment advisor will consider, among other things, whether the country is generally considered to be a developing country by the international financial community; the country’s per capita gross domestic product; the percentage of the country’s economy that is industrialized; market capital as a percentage of the country’s gross domestic product; and the overall regulatory environment of the country, including the presence of governmental regulation limiting or banning foreign ownership and restrictions on repatriation of initial capital, dividends, interest and/or capital gains. For example, the investment advisor expects that most countries classified by the World Bank as having low- to middle-income economies, or that are included in any of the Morgan Stanley Capital International (“MSCI”) emerging markets or frontier markets indices, will be treated as developing countries. The Fund’s advisor considers a company to be located in a developing country if the company has been organized under the laws of, has its principal offices in, or has its securities principally traded in, the developing country, or if the company derives at least 50% of its revenues or net profits from, or has at least 50% of assets or production capacities in, the developing country. In addition, under normal market conditions, the Fund invests at least 80% of its net assets (including amounts borrowed for investment purposes) in equity securities of companies that satisfy the Fund’s environmental, social and governance (“ESG”) criteria.

The first paragraph under the heading entitled “Principal Investment Strategies” on page 13 of the Prospectus is deleted in its entirety and replaced with the following:

Under normal market conditions, the Fund invests at least 80% of its net assets (including amounts borrowed for investment purposes) in equity securities of companies located in developing countries. In determining whether a country is a developing country, the Advisor will consider, among other things, whether the country is generally considered to be a developing country by the international financial community; the country’s per capita gross domestic product; the percentage of the country’s economy that is industrialized; market capital as a percentage of the country’s gross domestic product; and the overall regulatory environment of the country, including the presence of governmental regulation limiting or banning foreign ownership and restrictions on repatriation of initial capital, dividends, interest and/or capital gains. For example, the Advisor expects that most countries classified by the World Bank as having low- to middle-income economies, or that are included in any of the MSCI emerging markets or frontier markets indices, will be treated as developing countries. The Advisor considers a company to be located in a developing country if the company has been organized under the laws of, has its principal offices in, or has its securities principally traded in, the developing country, or if the company derives at least 50% of its revenues or net profits from, or has at least 50% of assets or production capacities in, the developing country. In addition, under normal market conditions, the Fund invests at least 80% of its net assets (including amounts borrowed for investment purposes) in equity securities of companies that satisfy the Fund’s ESG criteria.

WCM Sustainable International Fund

The first paragraph under the heading entitled “Principal Investment Strategies – Summary Section” on page 8 of the Prospectus is deleted in its entirety and replaced with the following:

Under normal circumstances, the Fund invests at least 80% of its net assets (including amounts borrowed for investment purposes) in equity securities of non-U.S. domiciled companies. The Fund may invest in equity securities or depositary receipts of companies located in developed countries and in emerging market and frontier market countries. Emerging market and frontier market countries are those countries with low- to middle-income economies as classified by the World Bank, or included in any of the Morgan Stanley Capital International (“MSCI”) emerging markets or frontier markets indices. The Fund’s advisor considers a company to be located in an emerging market or frontier market country if the company has been organized under the laws of, has its principal offices in, or has its securities principally traded in, the emerging market or frontier market country, or if the company derives at least 50% of its revenues or net profits from, or has at least 50% of assets or production capacities in, the emerging market or frontier market country. In addition, under normal market conditions, the Fund invests at least 80% of its net assets (including amounts borrowed for investment purposes) in equity securities of companies that satisfy the Fund’s environmental, social and governance (“ESG”) criteria.

The first paragraph under the heading entitled “Principal Investment Strategies” starting on page 14 of the Prospectus is deleted in its entirety and replaced with the following:

Under normal circumstances, the Fund invests at least 80% of its net assets (including amounts borrowed for investment purposes) in equity securities of non-U.S. domiciled companies. The Fund may invest in equity securities or depositary receipts of companies located in developed countries and in emerging market and frontier market countries. Emerging market and frontier market countries are those countries with low- to middle-income economies as classified by the World Bank, or included in any of the MSCI emerging markets or frontier markets indices. The Advisor considers a company to be located in an emerging market or frontier market country if the company has been organized under the laws of, has its principal offices in, or has its securities principally traded in, the emerging market or frontier market country, or if the company derives at least 50% of its revenues or net profits from, or has at least 50% of assets or production capacities in, the emerging market or frontier market country. In addition, under normal market conditions, the Fund invests at least 80% of its net assets (including amounts borrowed for investment purposes) in equity securities of companies that satisfy the Fund’s ESG criteria.

In addition, effective immediately, Rob Quirk has been added as a portfolio manager for each Fund. Accordingly, the Prospectus and SAI are updated as follows:

The paragraph under the heading entitled “Portfolio Managers – Summary Section” on pages 6 and 11 of the Prospectus is deleted in its entirety and replaced with the following:

The portfolio management team is comprised of Pablo Echavarria, Portfolio Manager, Rolf Kelly, Portfolio Manager, and Rob Quirk, Portfolio Manager. Messrs. Echevarria and Kelly have served as portfolio managers of the Fund since its inception on March 31, 2020. Mr. Quirk has served as portfolio manager of the Fund since June 30, 2021. The members of the portfolio management team are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio.

The table under the heading entitled “Portfolio Managers – Management of the Funds” on page 20 of the Prospectus is deleted in its entirety and replaced with the following:

Each Fund is managed by members of the Advisor’s Investment Strategy Group (the “ISG”). The ISG for each Fund is Pablo Echavarria, Rolf Kelly and Rob Quirk. These managers share portfolio management responsibilities and all investment purchase and sale decisions are made by the ISG.

Fund Name	Name(s) of ISG Investment Professional(s)
WCM Sustainable Developing World Fund	Pablo Echavarria Rolf Kelly Rob Quirk
WCM Sustainable International Fund	Pablo Echavarria Rolf Kelly Rob Quirk

The following paragraph is added under the heading entitled “Portfolio Managers” on page 20 of the Prospectus:

Rob Quirk began his investment career in 2008. He joined the Advisor in 2018 as a Business Analyst and has served as Portfolio Manager and Business Analyst since 2021. He is a member of the firm’s ISG and his primary responsibilities include portfolio management and equity research for the firm’s global ESG strategies. Since he began his investment career in 2008, Mr. Quirk’s experience includes a position as Equity Research Analyst at Thornburg Investment Management. Prior to that, he also worked with Thornburg’s Sales and Marketing groups. Mr. Quirk graduated from Southern Methodist University (Texas) with a B.B.A. in Finance.

The first paragraph under the heading entitled “Portfolio Managers” on page B-31 of the SAI is deleted in its entirety and replaced with the following:

The WCM Sustainable International Fund and WCM Sustainable Developing World Fund are team-managed by Pablo Echavarria, Rolf Kelly, and Rob Quirk.

The following is added under the heading entitled “Other Accounts Managed by the Portfolio Managers” on page B-31 of the SAI:

As of April 30, 2021, information on other accounts managed by Rob Quirk is as follows.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Managers	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Rob Quirk	0	$0	0	$0	1	$2.28

	Number of Accounts with Advisory Fee Based on Performance
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Managers	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Rob Quirk	0	$0	0	$0	0	$0.00

The following is added under the heading entitled “Ownership of the Funds by the Portfolio Manager” on page B-32 of the SAI:

The following chart sets forth the dollar range of Fund shares owned by Rob Quirk as of April 30, 2021:

Dollar Range of Securities in the Funds (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001 - $500,000, $500,001 - $1,000,000, Over $1,000,000)
Name of Portfolio Manager	WCM Sustainable International Fund	WCM Sustainable Developing World Fund
Rob Quirk	$100,001 - $500,000	$50,001 - $100,000

Please file this Supplement with your records.

WCM Sustainable International Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

WCM Sustainable Developing World Fund

(Investor Class Shares – Ticker Symbol: WCMUX)

(Institutional Class Shares – Ticker Symbol: WCMDX)

WCM Sustainable International Fund

(Investor Class Shares – Ticker Symbol: WESGX)

(Institutional Class Shares – Ticker Symbol: WCMMX)

Each a series of Investment Managers Series Trust

Supplement dated August 10, 2021 to the

Prospectus and Statement of Additional Information (“SAI”), each dated June 30, 2021.

Effective immediately, the following changes are made to the principal investment strategies for the WCM Sustainable Developing World Fund and WCM Sustainable International Fund (each, a “Fund”).

WCM Sustainable Developing World Fund

The first two paragraphs under the heading entitled “Principal Investment Strategies – Summary Section” on page 2 of the Prospectus are deleted in their entirety and replaced with the following:

Under normal market conditions, the Fund invests at least 80% of its net assets (including amounts borrowed for investment purposes) in equity securities of companies located in developing countries. In determining whether a country is a developing country, the Fund’s investment advisor will consider, among other things, whether the country is generally considered to be a developing country by the international financial community; the country’s per capita gross domestic product; the percentage of the country’s economy that is industrialized; market capital as a percentage of the country’s gross domestic product; and the overall regulatory environment of the country, including the presence of governmental regulation limiting or banning foreign ownership and restrictions on repatriation of initial capital, dividends, interest and/or capital gains. For example, the investment advisor expects that most countries classified by the World Bank as having low- to middle-income economies, or that are included in any of the Morgan Stanley Capital International (“MSCI”) emerging markets or frontier markets indices, will be treated as developing countries. The Fund’s advisor considers a company to be located in a developing country if the company has been organized under the laws of, has its principal offices in, or has its securities principally traded in, the developing country, or if the company derives at least 50% of its revenues or net profits from, or has at least 50% of assets or production capacities in, the developing country. In addition, under normal market conditions, the Fund invests at least 80% of its net assets (including amounts borrowed for investment purposes) in equity securities of companies that satisfy the Fund’s environmental, social and governance (“ESG”) criteria.

The first paragraph under the heading entitled “Principal Investment Strategies” on page 13 of the Prospectus is deleted in its entirety and replaced with the following:

Under normal market conditions, the Fund invests at least 80% of its net assets (including amounts borrowed for investment purposes) in equity securities of companies located in developing countries. In determining whether a country is a developing country, the Advisor will consider, among other things, whether the country is generally considered to be a developing country by the international financial community; the country’s per capita gross domestic product; the percentage of the country’s economy that is industrialized; market capital as a percentage of the country’s gross domestic product; and the overall regulatory environment of the country, including the presence of governmental regulation limiting or banning foreign ownership and restrictions on repatriation of initial capital, dividends, interest and/or capital gains. For example, the Advisor expects that most countries classified by the World Bank as having low- to middle-income economies, or that are included in any of the MSCI emerging markets or frontier markets indices, will be treated as developing countries. The Advisor considers a company to be located in a developing country if the company has been organized under the laws of, has its principal offices in, or has its securities principally traded in, the developing country, or if the company derives at least 50% of its revenues or net profits from, or has at least 50% of assets or production capacities in, the developing country. In addition, under normal market conditions, the Fund invests at least 80% of its net assets (including amounts borrowed for investment purposes) in equity securities of companies that satisfy the Fund’s ESG criteria.

WCM Sustainable International Fund

The first paragraph under the heading entitled “Principal Investment Strategies – Summary Section” on page 8 of the Prospectus is deleted in its entirety and replaced with the following:

Under normal circumstances, the Fund invests at least 80% of its net assets (including amounts borrowed for investment purposes) in equity securities of non-U.S. domiciled companies. The Fund may invest in equity securities or depositary receipts of companies located in developed countries and in emerging market and frontier market countries. Emerging market and frontier market countries are those countries with low- to middle-income economies as classified by the World Bank, or included in any of the Morgan Stanley Capital International (“MSCI”) emerging markets or frontier markets indices. The Fund’s advisor considers a company to be located in an emerging market or frontier market country if the company has been organized under the laws of, has its principal offices in, or has its securities principally traded in, the emerging market or frontier market country, or if the company derives at least 50% of its revenues or net profits from, or has at least 50% of assets or production capacities in, the emerging market or frontier market country. In addition, under normal market conditions, the Fund invests at least 80% of its net assets (including amounts borrowed for investment purposes) in equity securities of companies that satisfy the Fund’s environmental, social and governance (“ESG”) criteria.

The first paragraph under the heading entitled “Principal Investment Strategies” starting on page 14 of the Prospectus is deleted in its entirety and replaced with the following:

Under normal circumstances, the Fund invests at least 80% of its net assets (including amounts borrowed for investment purposes) in equity securities of non-U.S. domiciled companies. The Fund may invest in equity securities or depositary receipts of companies located in developed countries and in emerging market and frontier market countries. Emerging market and frontier market countries are those countries with low- to middle-income economies as classified by the World Bank, or included in any of the MSCI emerging markets or frontier markets indices. The Advisor considers a company to be located in an emerging market or frontier market country if the company has been organized under the laws of, has its principal offices in, or has its securities principally traded in, the emerging market or frontier market country, or if the company derives at least 50% of its revenues or net profits from, or has at least 50% of assets or production capacities in, the emerging market or frontier market country. In addition, under normal market conditions, the Fund invests at least 80% of its net assets (including amounts borrowed for investment purposes) in equity securities of companies that satisfy the Fund’s ESG criteria.

In addition, effective immediately, Rob Quirk has been added as a portfolio manager for each Fund. Accordingly, the Prospectus and SAI are updated as follows:

The paragraph under the heading entitled “Portfolio Managers – Summary Section” on pages 6 and 11 of the Prospectus is deleted in its entirety and replaced with the following:

The portfolio management team is comprised of Pablo Echavarria, Portfolio Manager, Rolf Kelly, Portfolio Manager, and Rob Quirk, Portfolio Manager. Messrs. Echevarria and Kelly have served as portfolio managers of the Fund since its inception on March 31, 2020. Mr. Quirk has served as portfolio manager of the Fund since June 30, 2021. The members of the portfolio management team are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio.

The table under the heading entitled “Portfolio Managers – Management of the Funds” on page 20 of the Prospectus is deleted in its entirety and replaced with the following:

Each Fund is managed by members of the Advisor’s Investment Strategy Group (the “ISG”). The ISG for each Fund is Pablo Echavarria, Rolf Kelly and Rob Quirk. These managers share portfolio management responsibilities and all investment purchase and sale decisions are made by the ISG.

Fund Name	Name(s) of ISG Investment Professional(s)
WCM Sustainable Developing World Fund	Pablo Echavarria Rolf Kelly Rob Quirk
WCM Sustainable International Fund	Pablo Echavarria Rolf Kelly Rob Quirk

The following paragraph is added under the heading entitled “Portfolio Managers” on page 20 of the Prospectus:

Rob Quirk began his investment career in 2008. He joined the Advisor in 2018 as a Business Analyst and has served as Portfolio Manager and Business Analyst since 2021. He is a member of the firm’s ISG and his primary responsibilities include portfolio management and equity research for the firm’s global ESG strategies. Since he began his investment career in 2008, Mr. Quirk’s experience includes a position as Equity Research Analyst at Thornburg Investment Management. Prior to that, he also worked with Thornburg’s Sales and Marketing groups. Mr. Quirk graduated from Southern Methodist University (Texas) with a B.B.A. in Finance.

The first paragraph under the heading entitled “Portfolio Managers” on page B-31 of the SAI is deleted in its entirety and replaced with the following:

The WCM Sustainable International Fund and WCM Sustainable Developing World Fund are team-managed by Pablo Echavarria, Rolf Kelly, and Rob Quirk.

The following is added under the heading entitled “Other Accounts Managed by the Portfolio Managers” on page B-31 of the SAI:

As of April 30, 2021, information on other accounts managed by Rob Quirk is as follows.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Managers	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Rob Quirk	0	$0	0	$0	1	$2.28

	Number of Accounts with Advisory Fee Based on Performance
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Managers	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Rob Quirk	0	$0	0	$0	0	$0.00

The following is added under the heading entitled “Ownership of the Funds by the Portfolio Manager” on page B-32 of the SAI:

The following chart sets forth the dollar range of Fund shares owned by Rob Quirk as of April 30, 2021:

Dollar Range of Securities in the Funds (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001 - $500,000, $500,001 - $1,000,000, Over $1,000,000)
Name of Portfolio Manager	WCM Sustainable International Fund	WCM Sustainable Developing World Fund
Rob Quirk	$100,001 - $500,000	$50,001 - $100,000

Please file this Supplement with your records.